          AIM TRIMARK SMALL COMPANIES FUND - CLASS A, B, C AND R SHARES

                       Supplement dated September 30, 2005
     to the Prospectus dated February 28, 2005 as supplemented July 1, 2005


This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A     CLASS B    CLASS C   CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)    5.50%        None       None     None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)           None(1,2)    5.00%      1.00%    None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                  CLASS A      CLASS B     CLASS C      CLASS R
--------------------------------------------------------------------------------
Management Fees                      0.85%       0.85%       0.85%        0.85%

Distribution and/or
Service (12b-1) Fees(5)              0.25        1.00        1.00         0.50

Other Expenses                       2.06        2.06        2.06         2.06

Total Annual Fund
Operating Expenses                   3.16        3.91        3.91         3.41

Fee Waivers(6)                       1.63        1.63        1.63         1.63

Net Annual Fund
Operating Expenses(7)                1.53        2.28        2.28         1.78
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.
(6) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management--Advisor Compensation"). Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares to 1.50%, 2.25%, 2.25% and 1.75%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through October 31, 2006.
(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and Note 6 and net of this arrangement were 1.51%, 2.26%, 2.26% and 1.76% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A                              $697     $1,326     $1,979       $3,719
Class B                               731      1,343      2,073        3,865
Class C                               331      1,043      1,873        4,028
Class R                               181        896      1,634        3,585
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A                              $697     $1,326     $1,979       $3,719
Class B                               231      1,043      1,873        3,865
Class C                               231      1,043      1,873        4,028
Class R                               181        896      1,634        3,585
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.53%    YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%       62.89%

Cumulative
Return
After
Expenses          3.47%       7.06%      10.78%      14.62%      18.60%      22.71%      26.97%      31.38%      35.93%       40.65%

End of Year
Balance      $10,347.00  $10,706.04  $11,077.54  $11,461.93  $11,859.66  $12,271.19  $12,697.00  $13,137.59  $13,593.46   $14,065.15

Estimated
Annual
Expenses        $155.65     $161.06     $166.64     $172.43     $178.41     $184.60     $191.01     $197.63     $204.49      $211.59
------------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 2.28%    YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%       62.89%

Cumulative
Return
After
Expenses          2.72%       5.51%       8.38%      11.33%      14.36%      17.47%      20.67%      23.95%      28.25%       32.70%

End of Year
Balance      $10,272.00  $10,551.40  $10,838.40  $11,133.20  $11,436.02  $11,747.08  $12,066.60  $12,394.82  $12,824.92   $13,269.94

Estimated
Annual
Expenses        $231.10     $237.39     $243.84     $250.48     $257.29     $264.29     $271.48     $278.86     $192.93      $199.63
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.28%   YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%       62.89%

Cumulative
Return
After
Expenses          2.72%       5.51%       8.38%      11.33%      14.36%      17.47%      20.67%      23.95%      27.32%       30.78%

End of Year
Balance      $10,272.00  $10,551.40  $10,838.40  $11,133.20  $11,436.02  $11,747.08  $12,066.60  $12,394.82  $12,731.96   $13,078.26

Estimated
Annual
Expenses        $231.10     $237.39     $243.84     $250.48     $257.29     $264.29     $271.48     $278.86     $286.45      $294.24
------------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.78%   YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%       62.89%

Cumulative
Return
After
Expenses          3.22%       6.54%       9.97%      13.52%      17.17%      20.94%      24.84%      28.86%      33.01%       37.29%

End of Year
Balance      $10,322.00  $10,654.37  $10,997.44  $11,351.56  $11,717.08  $12,094.37  $12,483.81  $12,885.78  $13,300.71   $13,728.99

Estimated
Annual
Expenses        $180.87     $186.69     $192.70     $198.91     $205.31     $211.92     $218.75     $225.79     $233.06      $240.56
------------------------------------------------------------------------------------------------------------------------------------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                          INSTITUTIONAL CLASS SHARES OF

                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                       Supplement dated September 30, 2005
                    to the Prospectus dated February 28, 2005
                          as supplemented July 1, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                                SMALL
your investment)                              ENDEAVOR     TRIMARK    COMPANIES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                 None        None         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                              None        None         None

Redemption/Exchange Fee
(as a percentage
of amount redeemed/
exchanged)                                      None        None(1)      None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------
(expenses that are deducted                                             SMALL
from fund assets)                             ENDEAVOR     TRIMARK    COMPANIES
--------------------------------------------------------------------------------
Management Fees                                 0.80%       0.85%        0.85%

Distribution and/or
Service (12b-1) Fees                            None        None         None

Other Expenses(3)                               1.86        2.55         2.01

Total Annual Fund
Operating Expenses                              2.66        3.40         2.86

Fee Waivers(4,5)                                1.00        1.49         1.58

Net Annual Fund Operating Expenses(6)           1.66        1.91         1.28
--------------------------------------------------------------------------------

(1) Effective April 1, 2005, you may be charged a 2.00% fee on redemptions or exchanges of Institutional Class shares held less than 30 days. See "Shareholder Information - Redeeming Shares - Redemption Fee" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Other expenses of Endeavor and Trimark are based on estimated amounts for the current fiscal year.

(4) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management--Advisor Compensation"). Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) on

    Institutional Class shares of Endeavor, Trimark and Small Companies to 1.65%, 1.90% and 1.25%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above:
    (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through October 31, 2006.

(5) The transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of average net assets for the Institutional Class. The expense limitation agreement is in effect through October 31, 2005.

(6) At the request of the Trustees of AIM Investment Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses net of this arrangement and restated for current arrangements were 1.64%, 1.88% and 1.26% for Endeavor, Trimark and Small Companies, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Endeavor                                 $169       $731      $1,321     $2,919
Trimark                                   194        906       1,641      3,585
Small Companies                           130        736       1,369      3,072"
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

ENDEAVOR
INSTITUTIONAL
CLASS - 1.66%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.34%       6.79%      10.36%      14.04%      17.85%      21.79%      25.86%      30.06%      34.41%      38.89%

End of Year
Balance       $10,334.00  $10,679.16  $11,035.84  $11,404.44  $11,785.34  $12,178.98  $12,585.75  $13,006.12  $13,440.52  $13,889.43

Estimated
Annual
Expenses         $168.77     $174.41     $180.23     $186.25     $192.48     $198.90     $205.55     $212.41     $219.51     $226.84
------------------------------------------------------------------------------------------------------------------------------------

TRIMARK
INSTITUTIONAL
CLASS - 1.91%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.09%       6.28%       9.56%      12.94%      16.43%      20.03%      23.74%      27.57%      31.51%      35.57%

End of Year
Balance       $10,309.00  $10,627.55  $10,955.94  $11,294.48  $11,643.48  $12,003.26  $12,374.16  $12,756.52  $13,150.70  $13,557.06

Estimated
Annual
Expenses         $193.95     $199.94     $206.12     $212.49     $219.06     $225.83     $232.80     $240.00     $247.41     $255.06
------------------------------------------------------------------------------------------------------------------------------------

SMALL
COMPANIES
INSTITUTIONAL
CLASS - 1.28%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.72%       7.58%      11.58%      15.73%      20.04%      24.50%      29.13%      33.94%      38.92%      44.09%

End of Year
Balance       $10,372.00  $10,757.84  $11,158.03  $11,573.11  $12,003.63  $12,450.16  $12,913.31  $13,393.68  $13,891.93  $14,408.71

Estimated
Annual
Expenses         $130.38     $135.23     $140.26     $145.48     $150.89     $156.50     $162.33     $168.36     $174.63     $181.12
------------------------------------------------------------------------------------------------------------------------------------

                                       3